Cover	Jun. 16, 2023
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 16, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	000-27866
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	701 W Main Street
Entity Address Address Line 2	Suite 410
Entity Address City Or Town	Durham
Entity Address Postal Zip Code	27701
Entity Address State Or Province	NC
City Area Code	919
Local Phone Number	888-8194
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	SCWO
Security Exchange Name	NASDAQ